EXHIBIT 99.12            AMC DATA COMPARE

Data Compare - Redwood

Run Date - 7/30/2019 12:11:54 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[Redacted]	408021633	[Redacted]	Investor: Qualifying Total Debt Ratio	36.91	47.30192	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[Redacted]	408024684	[Redacted]	Investor: Qualifying Total Debt Ratio	39.53	49.9777	Verified	DTI is 46.93453%.
[Redacted]	408028330	[Redacted]	Investor: Qualifying Total Debt Ratio	29.84	26.74299	Verified	Lender used incorrect K-1's and 1120S for 2013 - They used the ones with "Do Not File" in bold print across the K-1 and 1120S. I used the one behind it without the bold print saying "Do Not File".
[Redacted]	408028699	[Redacted]	Investor: Qualifying Total Debt Ratio	28.12	32.27286	Verified	DTI is higher due to insufficient documentation to support income from investment properties. Used information provided in 2017 1040.
[Redacted]	408028908	[Redacted]	Investor: Qualifying Total Debt Ratio	28.03	21.52211	Verified	Lender's qualifying Total DTI is 28.03% and calculated Total DTI is 21.57689% due to consumer debts is $663 per month and Lender's consumer debt reflects $1,958.58 per month.
[Redacted]	408029310	[Redacted]	Investor: Qualifying Total Debt Ratio	36.26	40.43585	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[Redacted]	408029316	[Redacted]	Investor: Qualifying Total Debt Ratio	34.81	39.23192	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[Redacted]	408028404	[Redacted]	Original CLTV	71.18	77.07	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lowest appraised value. (Refinances)
[Redacted]	408028907	[Redacted]	Original CLTV	31.48	33	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lowest appraised value. (Refinances)
[Redacted]	408028929	[Redacted]	Original CLTV	58.89	79.1	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lowest appraised value. (Refinances)
[Redacted]	408028930	[Redacted]	Original CLTV	60.67	71.37	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lowest appraised value. (Refinances)
[Redacted]	408029295	[Redacted]	Original CLTV	47.8	59.61	Verified	Bid Tap Field percentage represents the initial draw amount.
[Redacted]	408029298	[Redacted]	Original CLTV	65	76.97	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lowest appraised value. (Refinances)
[Redacted]	408028404	[Redacted]	Original LTV	71.18	77.07	Verified	Field Value reflects the Original Principal Balance divided by the lowest appraised value. (Refinances)
[Redacted]	408028929	[Redacted]	Original LTV	58.89	79.1	Verified	Field Value reflects the Original Principal Balance divided by the lowest appraised value. (Refinances)
[Redacted]	408028930	[Redacted]	Original LTV	60.67	71.37	Verified	Field Value reflects the Original Principal Balance divided by the lowest appraised value. (Refinances)
[Redacted]	408029298	[Redacted]	Original LTV	65	76.97	Verified	Field Value reflects the Original Principal Balance divided by the lowest appraised value. (Refinances)